UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 112.6%
Corporate — 8.5%
Beaver County IDA, Refunding RB,
FirstEnergy, Mandatory Put Bonds,
3.38%, 1/01/35 (a)	$ 1,200	$ 1,168,692
Delaware County IDA Pennsylvania, RB,
Pennsylvania Suburban Water Co.
Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,367,450
Delaware County IDA Pennsylvania,
Refunding RB, Water Facilities, Aqua
Pennsylvania Inc. Project, Series B,
AMT (NPFGC), 5.00%, 11/01/36	2,520	2,361,416
Northumberland County IDA, Refunding
RB, Aqua Pennsylvania Inc. Project,
AMT (NPFGC), 5.05%, 10/01/39	4,500	4,119,975
Pennsylvania Economic Development
Financing Authority, RB, Waste
Management Inc. Project, Series A,
AMT, 5.10%, 10/01/27	1,200	1,134,336
		14,151,869
County/City/Special District/School District — 41.4%
Chambersburg Area School District, GO
(NPFGC):
5.25%, 3/01/26	2,115	2,191,944
5.25%, 3/01/27	2,500	2,578,975
City of Philadelphia Pennsylvania, GO,
Refunding, Series A (AGM), 5.25%,
12/15/32	7,000	7,008,680
Connellsville Area School District, GO,
Series B (AGM), 5.00%, 11/15/37	1,000	989,820
County of York Pennsylvania, GO,
5.00%, 3/01/36	400	402,944
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	2,230	2,249,624
East Stroudsburg Area School District,
GO, Series A (NPFGC), 7.75%,
9/01/27	2,000	2,376,680
Erie County Conventional Center
Authority, RB (NPFGC), 5.00%,
1/15/36	8,850	8,485,911
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	3,500	3,579,275
Northeastern School District York
County, GO, Series B (NPFGC), 5.00%,
4/01/32	1,585	1,596,238

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
County/City/Special District/School
District (concluded)
Philadelphia Redevelopment Authority,
RB (NPFGC):
Neighborhood Transformation,
Series A, 5.50%, 4/15/22	$ 1,750	$ 1,788,010
Quality Redevelopment
Neighborhood, Series B, AMT,
5.00%, 4/15/27	4,645	4,348,649
Philadelphia School District, GO,
Refunding, Series A (BHAC), 5.00%,
6/01/34	1,000	985,290
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (b)	7,500	7,983,975
Series E, 6.00%, 9/01/38	4,800	4,960,464
Reading School District, GO (AGM),
5.00%, 1/15/29	6,000	6,112,920
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	3,500	3,511,620
Shaler Area School District
Pennsylvania, GO, CAB (Syncora),
4.81%, 9/01/30 (c)	6,145	2,073,999
Township of North Londonderry
Pennsylvania, GO (AGM), 4.75%,
9/01/40	4,360	4,366,496
York City School District, GO, Series A
(Syncora), 5.25%, 6/01/22	1,040	1,097,231
		68,688,745
Education — 7.6%
Adams County IDA, Refunding RB,
Gettysburg College, 5.00%, 8/15/26	100	102,458
Pennsylvania Higher Educational
Facilities Authority, RB (NPFGC):
Drexel University, Series A, 5.00%,
5/01/37	2,250	2,095,335
Series AE, 4.75%, 6/15/32	8,845	8,597,429
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
State System of Higher Education,
Series AL, 5.00%, 6/15/35	1,780	1,782,474
		12,577,696
Health — 16.9%
Allegheny County Hospital Development
Authority, RB, Health Center, UPMC
Health, Series B (NPFGC), 6.00%,
7/01/26	2,000	2,183,940

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
FHA	Federal Housing Administration

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2011	1

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Centre County Hospital Authority, RB,
Mount Nittany Medical Center
Project (d):
6.25%, 11/15/41	$ 620	$ 607,563
7.00%, 11/15/46	2,020	2,109,930
County of Lehigh Pennsylvania, RB,
Lehigh Valley Health Network,
Series A (AGM), 5.00%, 7/01/33	7,995	7,613,638
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	486,340
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	1,160	1,042,620
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	1,265	1,117,843
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	1,760	1,648,346
Montgomery County IDA Pennsylvania,
RB:
Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	295	220,754
Acts Retirement Life Community,
Series A-1, 6.25%, 11/15/29	235	237,935
New Regional Medical Center
Project (FHA), 5.38%, 8/01/38	1,600	1,605,072
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pennsylvania Health System, 5.75%,
8/15/41	3,025	3,036,374
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Presbyterian Medical
Center, 6.65%, 12/01/19 (e)	3,000	3,665,610
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health,
Series A, 5.88%, 12/01/31	590	592,490
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35	2,000	1,917,640
		28,086,095
Housing — 2.7%
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%,
4/01/31	710	653,257
Series 99A, 5.15%, 4/01/38	800	766,280
Philadelphia New Public Housing
Authority, RB, Series A (AGM), 5.50%,
12/01/18	3,000	3,155,490
		4,575,027
State — 6.2%
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,629,232

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
State (concluded)
State Public School Building Authority,
RB, CAB, Corry Area School District
(AGM) (c):
4.85%, 12/15/22	$ 1,640	$ 963,270
4.87%, 12/15/23	1,980	1,084,010
4.89%, 12/15/24	1,980	1,015,661
4.92%, 12/15/25	1,770	849,848
State Public School Building Authority,
Refunding RB:
Harrisburg School District Project,
Series A (AGC), 5.00%, 11/15/33	1,200	1,206,288
School District of Philadelphia
Project, Series B (AGM), 5.00%,
6/01/26	1,500	1,531,440
		10,279,749
Transportation — 13.5%
City of Philadelphia Pennsylvania, RB,
Series A, 5.00%, 6/15/40	1,500	1,424,970
Delaware River Port Authority, RB,
Series D (AGC), 5.00%, 1/01/40	1,560	1,534,213
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%,
12/01/31	7,800	7,877,844
Series A (AMBAC), 5.25%,
12/01/32	350	350,322
Sub-Series B (AGM), 5.25%,
6/01/39	3,500	3,454,255
Philadelphia Authority for Industrial
Development, Refunding RB,
Philadelphia Airport System Project,
Series A, AMT (NPFGC):
5.50%, 7/01/17	4,000	4,062,080
5.50%, 7/01/18	3,655	3,713,041
		22,416,725
Utilities — 15.8%
Allegheny County Sanitation Authority,
Refunding RB, Series A (NPFGC),
5.00%, 12/01/30	5,000	5,005,850
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, Fourth
Series (AGM), 5.00%, 8/01/32	4,500	4,452,030
Ninth Series, 5.25%, 8/01/40	1,430	1,315,957
Series A, 5.25%, 1/01/36	700	684,789
Series C (AGM), 5.00%, 8/01/40	3,000	2,901,330
Northampton Boro Municipal Authority,
RB (NPFGC), 5.00%, 5/15/34	935	935,234
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	900	905,283
Pennsylvania IDA, Refunding RB,
Economic Development (AMBAC),
5.50%, 7/01/20	7,000	7,229,950

2 BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2011

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Reading Area Water Authority
Pennsylvania, RB (AGM), 5.00%,
12/01/27	$ 2,680	$ 2,752,012
		26,182,435
Total Municipal Bonds in Pennsylvania		186,958,341
Guam — 2.4%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	805	781,929
Transportation — 1.4%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC), 5.00%, 10/01/23	2,500	2,395,600
Utilities — 0.5%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	850	766,011
Total Municipal Bonds in Guam		3,943,540
Puerto Rico — 0.7%
State — 0.7%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,239,914
Total Municipal Bonds – 115.7%		192,141,795
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
Pennsylvania — 42.5%
County/City/Special District/School District — 4.4%
East Stroudsburg Area School District,
GO, Refunding (AGM), 5.00%,
9/01/25	7,000	7,329,490
Education — 1.4%
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	2,202	2,326,426
Health — 3.2%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	2,500	2,435,500
5.25%, 6/01/39	3,000	2,960,790
		5,396,290
Housing — 1.6%
Pennsylvania HFA, Refunding RB,
Series 96-A, AMT, 4.70%, 10/01/37	2,970	2,664,476
State — 27.9%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	5,203	5,504,978
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	10,000	10,081,200
State Public School Building Authority,
LRB, Philadelphia School District
Project (AGM), 5.25%, 6/01/13 (b)	15,000	16,403,850

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (f)	(000)	Value
Pennsylvania (concluded)
State (concluded)
State Public School Building Authority,
Refunding RB, School District of
Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	$ 14,026	$ 14,320,239
		46,310,267
Transportation — 4.0%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%, 6/15/37	7,500	6,624,000
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 42.5%		70,650,949
Total Long-Term Investments
(Cost – $264,717,456) – 158.2%		262,792,744
Short-Term Securities	Shares
BIF Pennsylvania Municipal Money
Fund, 0.00% (g)(h)	5,263,599	5,263,599
Total Short-Term Securities
(Cost – $5,263,599) – 3.2%		5,263,599
Total Investments
(Cost – $269,981,055*) – 161.4%		268,056,343
Other Assets Less Liabilities – 0.2%		354,094
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (21.7)%		(35,973,010)
Preferred Shares, at Redemption Value – (39.9)%		(66,354,490)
Net Assets Applicable to Common Shares – 100.0%		$ 166,082,937

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 234,038,753
Gross unrealized appreciation	$ 4,038,885
Gross unrealized depreciation	(5,952,746)
Net unrealized depreciation	$ (1,913,861)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Merrill Lynch & Co.	$ 2,717,493	$ 20,305

(e) Security is collateralized by Municipal or US Treasury obligations.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2011	3

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Schedule of Investments (continued)

(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF
Pennsylvania
Municipal
Money Fund	8,508,134	(3,244,535)	5,263,599	$ --

(h) Represents the current yield as of report date.

•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional	Unrealized
					Value	Depreciation
	57	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 6,755,282	$ (149,733)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4 BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2011

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Schedule of Investments (concluded)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$262,792,744	—	$ 262,792,744
Short-Term
Securities	$ 5,263,599	—	—	5,263,599
Total	$ 5,263,599	$ 262,792,744	—	$ 268,056,343
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (149,733)	—	—	$ (149,733)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2011